UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07458
Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)
350 Park Avenue, 9th Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)
M. Gervase Rosenberger
Tweedy, Browne Company LLC
350 Park Avenue, 9th Floor
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-916-0600
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Tweedy, Browne Global Value Fund
Portfolio of Investments
June 30, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—93.9%

	Canada—1.3%
750,000	National Bank of Canada, Toronto	$60,786,447

	Czech Republic—0.0%†
2,800	Philip Morris CR a.s	1,618,328

	Finland—2.9%
2,210,385	Kone Oyj, Class B	138,860,108

	France—7.2%
7,745,736	CNP Assurances	168,844,534
600,949	Teleperformance	17,656,520
2,757,370	Total SA	159,430,379

		345,931,433

	Germany—14.3%
2,289,458	Henkel AG & Company, KGaA	131,197,465
896,077	Krones AG	75,845,585
42,354	KSB AG	33,650,837
601,340	Linde AG	105,406,472
1,034,003	Muenchener Rueckversicherungs- Gesellschaft AG	158,084,492
3,726,000	Springer (Axel) Verlag AG	183,995,998

		688,180,849

	Hong Kong—0.5%
806,000	Jardine Strategic Holdings Ltd.	24,663,600

	Ireland—0.0%†
1,111,317	Unidare PLC *††	96,674

	Italy—1.7%
144,268	Buzzi Unicem SPA††	2,009,039
4,467,000	Mediaset SPA	20,996,642
5,000,000	Mondadori (Arnoldo) Editore SPA	17,659,084
4,795,392	Sol SPA *	40,533,448

		81,198,213

	Japan—6.1%
545,600	Aica Kogyo Company Ltd.	7,424,646
1,594,700	Canon, Inc.	75,232,875
306,800	Daikoku Denki Company Ltd.	3,042,927
200,000	Daiwa Industries Ltd.	953,442
2,064,000	Fujitec Company Ltd.	11,832,987
446,600	Fukuda Denshi Company Ltd.	13,106,018
1,073,600	Hi-Lex Corporation	19,209,411
1,577,500	Honda Motor Company Ltd.	60,259,875
122,700	Kaga Electronics Company Ltd.	1,314,209
321,000	Katsuragawa Electric Company Ltd.††	616,085
133,000	Kawasumi Laboratories, Inc.	854,718
1,329,500	Kuroda Electric Company Ltd.	15,178,294
69,100	Mandom Corporation	1,890,924
21,670	Medikit Company Ltd.	7,231,383
307,100	Mirai Industry Company Ltd.	3,525,033
162,780	Nippon Kanzai Company Ltd.	2,811,764
305,800	Nippon Konpo Unyu Soko Company Ltd.	3,237,481
72,700	Ryoyo Electro Corporation	718,358
349,200	Sangetsu Company Ltd.	8,470,565
100,400	SEC Carbon Ltd.	464,953
400,000	Shinko Shoji Company Ltd.	3,150,074
151,400	SK Kaken Company Ltd.	5,183,519
375,300	T. Hasegawa Company Ltd.	5,808,878
1,281,300	Takata Corporation	39,013,332
200,000	Tomen Electronics Corporation	2,439,326

		292,971,077

	Mexico—5.3%
18,625,900	Arca Continental SAB de CV	133,100,003
1,302,207	Coca-Cola Femsa SA de CV, Sponsored ADR†††	121,118,273

		254,218,276

	Netherlands—9.1%
2,093,000	Akzo Nobel NV	132,001,653
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV††	181,500
3,998,000	Heineken Holding NV	204,499,500
972,689	Telegraaf Media Groep NV	17,896,022
2,568,554	Unilever NV, CVA	84,181,003

		438,759,678

	Norway—1.7%
2,600,000	Schibsted ASA	83,445,005

	Singapore—1.7%
16,972,400	Fraser and Neave Ltd.	80,050,665

	South Korea—2.5%
150,900	Daegu Department Store Company Ltd.	1,667,794
11,330	Daehan City Gas Company Ltd.	302,445
90,974	Hanil Cement Company Ltd.	3,945,203
15,347	Ottogi Corporation	2,034,000
87,640	Samchully Company Ltd.	8,495,987
14,792	Samyang Genex Company Ltd.	843,753
48,190	SK Gas Company Ltd.	2,694,650
241,172	SK Telecom Company Ltd.	36,481,317
3,437,422	SK Telecom Company Ltd., ADR	64,279,791

		120,744,940

	Spain—1.7%
9,253,000	Mediaset Espana Comunicacion SA	80,371,628

	Sweden—0.0%†
63,360	Cloetta Fazer AB, B Shares	336,378

	Switzerland—18.7%
186,990	Coltene Holding AG††	10,260,021
388,000	Compagnie Financiere Richemont AG	25,367,458
343,783	Daetwyler Holding AG, Bearer	29,846,244
10,000	Loeb Holding AG	2,375,297
3,182,700	Nestle SA, Registered	197,501,277
80	Neue Zuercher Zeitung††	769,596
2,416,530	Novartis AG, Registered	147,804,388
43,688	Phoenix Mecano AG	33,544,290
185,918	PubliGroupe SA, Registered *	33,783,200
984,000	Roche Holding AG	164,428,504
248,117	Siegfried Holding AG *††	30,204,267
4,329	Sika AG, Bearer	10,421,476
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments
June 30, 2011 (Unaudited)

		Value
Shares		(Note 1)
	Switzerland (continued)
432,618	Tamedia AG††	$63,710,964
584,275	Zurich Financial Services AG††	147,525,968

		897,542,950

	Thailand—1.0%
8,840,900	Bangkok Bank Public Company Ltd., NVDR	45,463,375

	United Kingdom—10.1%
1,521,000	AGA Foodservice Group PLC	2,643,339
2,400,000	BBA Group PLC	8,380,428
1,882,980	British American Tobacco PLC	82,558,750
1,537,458	Carclo PLC *	7,651,748
2,775,758	Daily Mail & General Trust, Class A	20,695,195
8,225,426	Diageo PLC, Sponsored ADR	168,105,726
4,842,645	G4S PLC	21,753,345
1,397,625	Headlam Group PLC	6,551,929
3,789,400	Provident Financial PLC	58,585,810
5,000,000	TT Electronics PLC	16,114,664
2,849,351	Unilever PLC	91,764,052

		484,804,986

	United States—8.1%
75,700	American National Insurance Company	5,866,750
1,094,821	Baxter International, Inc.	65,349,865
436	Berkshire Hathaway Inc., Class A††	50,621,780
301	Berkshire Hathaway Inc., Class B††	23,294
587,000	ConocoPhillips	44,136,530
49,250	Devon Energy Corporation	3,881,393
528,400	Johnson & Johnson	35,149,168
2,555,000	Philip Morris International, Inc.	170,597,350
269,276	Transatlantic Holdings, Inc.	13,197,217

		388,823,347

	TOTAL COMMON STOCKS (COST $2,558,398,286)	4,508,867,957

	PREFERRED STOCKS—0.2%
166,388	Adris Grupa d.d.	8,396,257
314,700	Villeroy & Boch AG	3,193,858

	TOTAL PREFERRED STOCKS (COST $12,253,786)	11,590,115

	REGISTERED INVESTMENT COMPANY—7.4%
355,478,791	Dreyfus Government Prime Cash Management	355,478,791

	TOTAL REGISTERED INVESTMENT COMPANY (COST $355,478,791)	355,478,791

Face Value
	U.S. TREASURY BILL—2.6%
$125,000,000	0.045% ** due 11/03/11†††		124,981,750

	TOTAL U.S. TREASURY BILL (COST $124,976,345)		124,981,750

TOTAL INVESTMENTS (Cost $3,051,107,208***)		104.1%	5,000,918,613
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(4.4)	(210,568,380)
OTHER ASSETS AND LIABILITIES (Net)		0.3	13,006,073

NET ASSETS		100.0%	$4,803,356,306

*	Affiliated company as defined by the Investment Company Act of 1940. See Note 1.

**	Rate represents annualized yield at date of purchase.

***	Aggregate cost for federal tax purposes is $3,051,107,208.

†	Amount represents less than 0.1% of net assets.

††	Non-income producing security.

†††	All or a portion of this security has been segregated to cover certain open forward contracts. At June 30, 2011, liquid assets totaling $221,103,673 have been segregated to cover such open forward contracts.

Abbreviations:

ADR	— American Depositary Receipt

CVA	— Certificaaten van aandelen (Share Certificates)

NVDR	— Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification
June 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Beverage	13.1%
Insurance	11.3
Media	10.9
Capital Goods	8.8
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Food	7.8
Materials	6.5
Tobacco	5.3
Energy	4.4
Technology Hardware & Equipment	2.8
Household & Personal Products	2.8
Automobiles & Components	2.5
Banks	2.2
Telecommunication Services	2.1
Health Care Equipment & Services	2.0
Diversified Financials.	1.2
Commercial Services & Supplies	0.9
Consumer Durables & Apparel	0.8
Transportation	0.2
Retailing	0.2
Utilities	0.2

Total Common Stocks	93.9

Preferred Stocks	0.2
Registered Investment Company	7.4
U.S. Treasury Bill	2.6
Unrealized Depreciation on Forward Contracts (Net)	(4.4)
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition
June 30, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
June 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 6/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY (a)
118,000,000	Norwegian Krone	BNY	9/28/11	$22,422,376	$21,861,264	$(561,112)
47,000,000	Swiss Franc	CIT	8/23/11	54,657,518	55,837,634	1,180,116

TOTAL				$77,079,894	$77,698,898	$619,004

FORWARD EXCHANGE CONTRACTS TO SELL (a)
6,000,000	Canadian Dollar	NTC	8/4/11	$(5,740,803)	$(6,211,325)	$(470,522)
8,000,000	Canadian Dollar	SSB	1/11/12	(7,916,873)	(8,247,257)	(330,384)
20,000,000	Canadian Dollar	JPM	5/22/12	(20,212,229)	(20,538,925)	(326,696)
20,000,000	Canadian Dollar	JPM	6/19/12	(20,231,652)	(20,522,166)	(290,514)
75,000,000	European Union Euro	BOA	8/4/11	(97,271,256)	(108,626,934)	(11,355,678)
40,000,000	European Union Euro	CIT	8/9/11	(52,223,200)	(57,925,429)	(5,702,229)
120,000,000	European Union Euro	SSB	9/9/11	(152,459,999)	(173,618,320)	(21,158,321)
100,000,000	European Union Euro	SSB	9/20/11	(128,348,994)	(144,639,807)	(16,290,813)
75,000,000	European Union Euro	SSB	9/28/11	(100,087,503)	(108,456,733)	(8,369,230)
100,000,000	European Union Euro	BOA	10/18/11	(138,827,997)	(144,517,024)	(5,689,027)
40,000,000	European Union Euro	CIT	10/20/11	(55,126,602)	(57,803,134)	(2,676,532)
60,000,000	European Union Euro	CIT	10/25/11	(83,826,899)	(86,690,921)	(2,864,022)
35,000,000	European Union Euro	NTC	11/23/11	(47,005,173)	(50,523,131)	(3,517,958)
12,000,000	European Union Euro	BNY	11/30/11	(16,246,800)	(17,318,352)	(1,071,552)
50,000,000	European Union Euro	CIT	1/11/12	(66,403,003)	(72,060,906)	(5,657,903)
35,000,000	European Union Euro	NTC	2/15/12	(47,504,977)	(50,382,910)	(2,877,933)
40,000,000	European Union Euro	NTC	4/4/12	(55,826,399)	(57,485,107)	(1,658,708)
75,000,000	European Union Euro	BOA	4/24/12	(105,074,996)	(107,711,512)	(2,636,516)

(a)	Primary risk exposure being hedged against is currency risk.
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts
June 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 6/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a) (continued)
20,000,000	Great Britain Pound Sterling	NTC	9/20/11	$(30,775,600)	$(32,075,614)	$(1,300,014)
20,000,000	Great Britain Pound Sterling	CIT	10/18/11	(31,755,400)	(32,065,092)	(309,692)
10,000,000	Great Britain Pound Sterling	CIT	11/23/11	(15,803,800)	(16,025,778)	(221,978)
12,000,000	Great Britain Pound Sterling	CIT	11/30/11	(19,046,160)	(19,229,351)	(183,191)
6,500,000	Great Britain Pound Sterling	CIT	1/11/12	(10,083,515)	(10,410,258)	(326,743)
30,000,000	Great Britain Pound Sterling	CIT	2/13/12	(48,081,600)	(48,023,781)	57,819
45,000,000	Great Britain Pound Sterling	NTC	4/4/12	(71,453,250)	(71,981,050)	(527,800)
20,000,000	Great Britain Pound Sterling	CIT	4/24/12	(32,200,500)	(31,982,058)	218,442
20,000,000	Great Britain Pound Sterling	BNY	4/27/12	(32,590,000)	(31,980,630)	609,370
2,000,000,000	Japanese Yen	NTC	9/20/11	(24,017,966)	(24,776,255)	(758,289)
1,200,000,000	Japanese Yen	JPM	1/11/12	(14,712,193)	(14,884,544)	(172,351)
4,230,000,000	Japanese Yen	BOA	2/29/12	(51,962,410)	(52,508,349)	(545,939)
2,000,000,000	Japanese Yen	BOA	3/13/12	(24,458,848)	(24,831,707)	(372,859)
5,300,000,000	Japanese Yen	NTC	10/22/12	(64,851,636)	(66,186,160)	(1,334,524)
3,550,000,000	Japanese Yen	BNY	11/19/12	(44,023,909)	(44,375,535)	(351,626)
4,000,000,000	Japanese Yen	JPM	12/28/12	(50,208,680)	(50,068,711)	139,969
515,000,000	Mexican Peso	NTC	10/28/11	(40,080,004)	(43,428,522)	(3,348,518)
350,000,000	Mexican Peso	SSB	11/4/11	(27,298,963)	(29,494,122)	(2,195,159)
500,000,000	Mexican Peso	SSB	1/23/12	(39,824,771)	(41,792,571)	(1,967,800)
230,000,000	Mexican Peso	BNY	2/15/12	(18,449,444)	(19,176,862)	(727,418)
370,000,000	Mexican Peso	JPM	5/11/12	(30,331,598)	(30,566,026)	(234,428)
240,000,000	Mexican Peso	NTC	6/5/12	(19,719,004)	(19,773,746)	(54,742)
330,000,000	Mexican Peso	CIT	6/5/12	(27,106,059)	(27,188,901)	(82,842)
235,000,000	Norwegian Krone	BNY	9/28/11	(39,084,589)	(43,537,264)	(4,452,675)
70,000,000	Norwegian Krone	BNY	10/25/11	(11,878,500)	(12,943,458)	(1,064,958)
110,000,000	Norwegian Krone	SSB	1/11/12	(18,353,216)	(20,225,341)	(1,872,125)
120,000,000	Norwegian Krone	SSB	2/13/12	(20,460,358)	(22,009,110)	(1,548,752)
35,000,000	Singapore Dollar	SSB	11/30/11	(26,972,042)	(28,523,212)	(1,551,170)
12,000,000	Singapore Dollar	BNY	6/19/12	(9,711,331)	(9,790,045)	(78,714)
20,000,000,000	South Korean Won	JPM	8/4/11	(16,556,291)	(18,690,861)	(2,134,570)
20,000,000,000	South Korean Won	BOA	8/9/11	(16,645,859)	(18,684,894)	(2,039,035)
45,000,000,000	South Korean Won	JPM	9/28/11	(38,535,645)	(41,915,052)	(3,379,407)
44,600,000,000	South Korean Won	JPM	5/11/12	(39,857,015)	(41,149,943)	(1,292,928)
47,000,000	Swiss Franc	CIT	8/23/11	(45,083,933)	(55,837,635)	(10,753,702)
44,000,000	Swiss Franc	NTC	8/31/11	(43,168,150)	(52,276,561)	(9,108,411)
110,000,000	Swiss Franc	BOA	10/11/11	(113,157,083)	(130,735,718)	(17,578,635)
95,000,000	Swiss Franc	BNY	10/18/11	(98,245,034)	(112,915,917)	(14,670,883)
40,000,000	Swiss Franc	CIT	10/20/11	(41,784,403)	(47,544,482)	(5,760,079)
60,000,000	Swiss Franc	JPM	10/25/11	(62,945,866)	(71,320,241)	(8,374,375)
70,000,000	Swiss Franc	BNY	11/23/11	(70,766,400)	(83,230,761)	(12,464,361)
50,000,000	Swiss Franc	NTC	2/13/12	(53,054,901)	(59,499,585)	(6,444,684)
290,000,000	Thailand Baht	BNY	8/4/11	(8,917,589)	(9,414,374)	(496,785)
180,000,000	Thailand Baht	BOA	10/25/11	(5,994,006)	(5,809,427)	184,579
500,000,000	Thailand Baht	BNY	5/11/12	(16,286,645)	(15,909,775)	376,870
375,000,000	Thailand Baht	JPM	5/22/12	(12,175,325)	(11,923,058)	252,267

TOTAL				$(2,778,804,846)	$(2,989,992,230)	$(211,187,384)

Unrealized Depreciation on Forward Contracts (Net)						$(210,568,380)

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BOA	— Bank of America

BNY	— BNY Mellon

CIT	— Citibank

JPM	— JP Morgan Chase

NTC	— Northern Trust

SSB	— State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
June 30, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—72.8%

	Australia—1.6%
743,000	Metcash Ltd.	$3,301,126

	Finland—0.4%
15,000	Kone Oyj, Class B	942,325

	France—8.2%
269,000	CNP Assurances	5,863,766
129,400	Teleperformance	3,801,909
133,400	Total SA	7,713,151

		17,378,826

	Germany—7.5%
32,370	Henkel AG & Company, KGaA	1,854,964
4,415	Krones AG	373,694
48,800	Muenchener Rueckversicherungs- Gesellschaft AG	7,460,832
125,000	Springer (Axel) Verlag AG	6,172,705

		15,862,195

	Hong Kong—0.4%
28,500	Jardine Strategic Holdings Ltd.	872,100

	Ireland—0.1%
27,700	Abbey PLC	201,205

	Italy—3.4%
157,000	Buzzi Unicem SPA †	2,186,341
70,400	Davide Campari-Milano SPA	578,731
805,000	Mediaset SPA	3,783,814
62,000	Sol SPA	524,060

		7,072,946

	Japan—3.3%
39,500	Canon, Inc.	1,863,484
22,000	Daiwa Industries Ltd.	104,879
22,900	Honda Motor Company Ltd.	874,771
37,100	Kaga Electronics Company Ltd.	397,369
30,000	Mandom Corporation	820,951
21,120	Milbon Company Ltd.	625,545
20,000	Nagase & Company Ltd.	244,428
28,000	Nihon Kagaku Sangyo Company Ltd.	204,557
2,300	Nihon Kohden Corporation	56,873
13,600	Nippon Kanzai Company Ltd.	234,918
20,000	Ryoyo Electro Corporation	197,623
33,000	SEC Carbon Ltd.	152,823
55,500	Shinko Shoji Company Ltd.	437,073
13,000	T. Hasegawa Company Ltd.	201,213
11,700	Takata Corporation	356,244
10,100	Tomen Electronics Corporation	123,186

		6,895,937

	Mexico—0.5%
155,000	Arca Continental SAB de CV	1,107,624

	Netherlands—9.8%
28,300	Akzo Nobel NV	1,784,829
71,100	Heineken Holding NV	3,636,797
45,900	Heineken NV	2,759,736
145,000	Royal Dutch Shell PLC, Class A	5,146,362
222,100	Unilever NV, CVA.	7,279,037

		20,606,761

	Singapore—0.5%
66,000	Fraser and Neave Ltd.	311,290
1,316,400	Metro Holdings Ltd.	841,784

		1,153,074

	South Korea—2.7%
8,375	Dongsuh Companies, Inc.	292,594
2,900	Ottogi Corporation.	384,349
9,417	Samchully Company Ltd.	912,902
12,150	SK Gas Company Ltd.	679,394
21,095	SK Telecom Company Ltd	3,190,973
10,190	SK Telecom Company Ltd., ADR	190,553

		5,650,765

	Spain—1.5%
367,000	Mediaset Espana Comunicacion SA	3,187,765

	Switzerland—13.6%
98,000	Nestle SA, Registered	6,081,354
96,500	Novartis AG, Registered	5,902,316
1,200	PubliGroupe SA, Registered	218,052
34,000	Roche Holding AG	5,681,473
25,000	Schindler Holding AG	3,031,473
2,955	Siegfried Holding AG †	359,724
105	Tamedia AG †	15,463
29,300	Zurich Financial Services AG †	7,398,076

		28,687,931

	Thailand—0.4%
164,100	Bangkok Bank Public Company Ltd., NVDR	843,867

	United Kingdom—10.4%
829,700	BAE Systems PLC	4,242,543
32,500	British American Tobacco PLC	1,424,954
53,000	Carclo PLC	263,775
329,000	Diageo PLC, Sponsored ADR	6,723,881
471,000	G4S PLC	2,115,750
63,500	GlaxoSmithKline PLC	1,359,957
970,000	Hays PLC	1,604,001
296,000	Headlam Group PLC	1,387,619
216,800	Home Retail Group PLC	569,775
99,115	Provident Financial PLC	1,532,362
200,000	TT Electronics PLC	644,587

		21,869,204

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
June 30, 2011 (Unaudited)

			Value
Shares			(Note 1)
	United States—7.2%
15,825	Baxter International, Inc.		$944,594
40,700	ConocoPhillips.		3,060,233
88,100	Johnson & Johnson		5,860,412
7,750	Mastercard, Inc., Class A.		2,335,385
43,000	Philip Morris International, Inc.		2,871,110

			15,071,734

	Miscellaneous—1.3%
	Undisclosed securities*		2,703,201

	TOTAL COMMON STOCKS (COST $144,874,664)		153,408,586

	PREFERRED STOCKS—0.1%
265	KSB AG		202,478

	TOTAL PREFERRED STOCKS (COST $159,205)		202,478

	REGISTERED INVESTMENT COMPANY—26.8%
56,619,360	Dreyfus Government Prime Cash Management		56,619,360

	TOTAL REGISTERED INVESTMENT COMPANY (COST $56,619,360)		56,619,360

TOTAL INVESTMENTS (Cost $201,653,229**)		99.7%	210,230,424
OTHER ASSETS AND LIABILITIES (Net)		0.3	631,475

NET ASSETS		100.0%	$210,861,899

*	“Undisclosed Securities” represents issuers, generally smaller capitalization issuers, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Aggregate cost for federal tax purposes is $201,653,229.

†	Non-income producing security.

Abbreviations:

ADR	— American Depositary Receipt

CVA	— Certificaaten van aandelen (Share Certificates)

NVDR	— Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
June 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	9.8%
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Energy	7.9
Beverage	7.0
Food	7.0
Media	6.3
Capital Goods	5.3
Commercial Services & Supplies	3.7
Materials	2.5
Tobacco	2.0
Technology Hardware & Equipment	1.7
Telecommunication Services	1.6
Retailing	1.6
Household & Personal Products	1.6
Food & Staples Retailing	1.6
Software & Services	1.1
Diversified Financials	0.7
Utilities	0.7
Automobiles & Components	0.6
Health Care Equipment & Services	0.5
Banks	0.4
Consumer Durables & Apparel	0.1

Total Common Stocks	72.8

Preferred Stocks	0.1
Registered Investment Company	26.8
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition
June 30, 2011 (Unaudited)
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments
June 30, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—91.1%

	France—5.1%
436,400	CNP Assurances	$9,512,815
257,000	Total SA	14,859,670

		24,372,485

	Germany—9.7%
193,000	Henkel AG & Company, KGaA	11,059,871
36,000	Krones AG	3,047,105
41,600	Linde AG	7,291,897
109,850	Muenchener Rueckversicherungs- Gesellschaft AG	16,794,517
164,718	Springer (Axel) Verlag AG	8,134,045

		46,327,435

	Japan—2.2%
148,100	Canon, Inc.	6,986,887
87,000	Honda Motor Company Ltd.	3,323,366

		10,310,253

	Mexico—0.5%
353,125	Arca Continental SAB de CV	2,523,418

	Netherlands—7.0%
72,500	Akzo Nobel NV	4,572,441
373,000	Heineken Holding NV	19,079,118
297,691	Unilever NV, ADR	9,779,149

		33,430,708

	South Korea—0.8%
206,544	SK Telecom Company Ltd., ADR	3,862,373

	Spain—1.2%
669,070	Mediaset Espana Comunicacion SA	5,811,547

	Switzerland—12.5%
298,000	Nestle SA, Registered, Sponsored ADR	18,589,240
225,000	Novartis AG, Registered	13,761,877
83,400	Roche Holding AG	13,936,318
52,000	Zurich Financial Services AG	13,129,691

		59,417,126

	United Kingdom—7.1%
183,000	British American Tobacco PLC	8,023,586
231,000	Diageo PLC, Sponsored ADR	18,911,970
205,000	Unilever PLC, Sponsored ADR	6,639,950

		33,575,506

	United States—45.0%
94,535	3M Company	8,966,645
75,523	American National Insurance Company	5,853,033
98,570	Avatar Holdings Inc. †	1,499,250
158,000	Bank of New York Mellon Corporation/The	4,047,960
176,890	Baxter International, Inc.	10,558,564
80	Berkshire Hathaway Inc., Class A †	9,288,400
626	Berkshire Hathaway Inc., Class B †	48,446
194,600	Broadridge Financial Solutions, Inc.	4,684,022
325,528	Brown & Brown, Inc.	8,353,049
365,400	Cisco Systems, Inc.	5,703,894
230,068	Comcast Corporation, Special Class A	5,574,548
153,905	ConocoPhillips	11,572,117
136,105	Devon Energy Corporation	10,726,435
129,850	Emerson Electric Company	7,304,063
236,780	Federated Investors, Inc., Class B	5,644,835
66,804	Henry Schein, Inc. †	4,782,498
194,449	Johnson & Johnson	12,934,748
357,000	Leucadia National Corporation	12,173,700
18,500	Mastercard, Inc., Class A	5,574,790
36,818	National Western Life Insurance Company, Class A	5,871,366
98,000	Norfolk Southern Corporation	7,343,140
243,482	Philip Morris International, Inc.	16,257,293
199,032	Transatlantic Holdings, Inc.	9,754,558
137,202	UniFirst Corporation	7,709,380
88,835	Union Pacific Corporation	9,274,374
238,000	Wal-Mart Stores, Inc.	12,647,320
357,400	Wells Fargo & Company	10,028,644

		214,177,072

	TOTAL COMMON STOCKS (COST $273,101,188)	433,807,923

	REGISTERED INVESTMENT COMPANY—6.5%
31,068,496	Dreyfus Government Prime Cash Management	31,068,496

	TOTAL REGISTERED INVESTMENT COMPANY (COST $31,068,496)	31,068,496

Face Value
	U.S. TREASURY BILL—2.8%
$13,500,000	0.091% * due 12/15/11		13,494,991

	TOTAL U.S. TREASURY BILL (COST $13,494,395)		13,494,991

TOTAL INVESTMENTS (Cost $317,664,079**)		100.4%	478,371,410
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(2.4)	(11,584,987)
OTHER ASSETS AND LIABILITIES (Net)		2.0	9,633,368

NET ASSETS		100.0%	$476,419,791

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $317,664,079.

†	Non-income producing security.

††	All or a portion of this security has been segregated to cover certain open forward contracts. At June 30, 2011, liquid assets totaling $13,494,991 have been segregated to cover such open forward contracts.

Abbreviations:

ADR	— American Depositary Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification
June 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	16.5%
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Beverage	8.5
Energy	7.8
Food	7.3
Tobacco	5.1
Diversified Financials	4.6
Media	4.1
Capital Goods	4.1
Transportation	3.5
Health Care Equipment & Services	3.2
Technology Hardware & Equipment	2.7
Food & Staples Retailing	2.7
Materials	2.5
Household & Personal Products	2.3
Software & Services	2.2
Banks	2.1
Commercial Services & Supplies	1.6
Telecommunication Services	0.8
Automobiles & Components	0.7
Real Estate	0.3

Total Common Stocks	91.1

Registered Investment Company	6.5
U.S. Treasury Bill	2.8
Unrealized Depreciation on Forward Contracts (Net)	(2.4)
Other Assets and Liabilities (Net)	2.0

Net Assets	100.0%

Portfolio Composition
June 30, 2011 (Unaudited)
Schedule of Forward Exchange Contracts
June 30, 2011 (Unaudited)

		Counter-	Contract	Contract Value on	Value 6/30/11	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
6,000,000	European Union Euro	CIT	7/28/11	$(7,742,880)	$(8,691,999)	$(949,119)
9,000,000	European Union Euro	CIT	8/9/11	(11,750,220)	(13,033,222)	(1,283,002)
5,000,000	European Union Euro	CIT	10/25/11	(6,985,575)	(7,224,243)	(238,668)
5,000,000	European Union Euro	NTC	11/23/11	(6,715,025)	(7,217,590)	(502,565)
13,500,000	European Union Euro	BNY	11/30/11	(18,277,650)	(19,483,146)	(1,205,496)
15,000,000	European Union Euro	NTC	2/15/12	(20,359,276)	(21,592,676)	(1,233,400)
4,000,000	Great Britain Pound Sterling	SSB	8/9/11	(6,220,480)	(6,418,469)	(197,989)
1,500,000	Great Britain Pound Sterling	NTC	8/31/11	(2,329,500)	(2,406,238)	(76,738)
2,500,000	Great Britain Pound Sterling	CIT	11/30/11	(3,967,950)	(4,006,115)	(38,165)
4,000,000	Great Britain Pound Sterling	CIT	4/24/12	(6,440,100)	(6,396,412)	43,688
160,000,000	Japanese Yen	JPM	1/11/12	(1,961,626)	(1,984,606)	(22,980)
260,000,000	Japanese Yen	JPM	2/15/12	(3,192,926)	(3,226,755)	(33,829)
250,000,000	Japanese Yen	NTC	10/22/12	(3,059,040)	(3,121,989)	(62,949)
16,000,000	Mexican Peso	JPM	1/11/12	(1,257,911)	(1,339,101)	(81,190)
1,000,000,000	South Korean Won	JPM	1/11/12	(879,508)	(926,899)	(47,391)
3,000,000,000	South Korean Won	JPM	5/11/12	(2,680,965)	(2,767,933)	(86,968)
3,500,000	Swiss Franc	BOA	7/28/11	(3,343,204)	(4,157,347)	(814,143)
4,500,000	Swiss Franc	JPM	8/9/11	(4,342,787)	(5,345,605)	(1,002,818)
3,500,000	Swiss Franc	NTC	8/31/11	(3,433,830)	(4,158,363)	(724,533)
7,500,000	Swiss Franc	JPM	10/25/11	(7,868,233)	(8,915,030)	(1,046,797)
7,500,000	Swiss Franc	BNY	11/23/11	(7,582,114)	(8,917,581)	(1,335,467)
5,000,000	Swiss Franc	NTC	2/13/12	(5,305,490)	(5,949,958)	(644,468)

TOTAL				$(135,696,290)	$(147,281,277)	$(11,584,987)

Unrealized Depreciation on Forward Contracts (Net)						$(11,584,987)

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BOA	— Bank of America

BNY	— BNY Mellon

CIT	— Citibank

JPM	— JP Morgan Chase

NTC	— Northern Trust

SSB	— State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments
June 30, 2011 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—87.2%

	Australia—2.1%
1,504,000	Metcash Ltd.	$6,682,226

	Canada—2.8%
168,800	IGM Financial, Inc.	8,841,405

	France—6.7%
458,685	CNP Assurances	9,998,592
197,000	Total SA	11,390,486

		21,389,078

	Germany—3.5%
72,100	Muenchener Rueckversicherungs Gesellschaft AG	11,023,074

	Italy—3.8%
329,840	Eni SPA	7,799,705
880,835	Mediaset SPA	4,140,268

		11,939,973

	Mexico—0.8%
355,045	Arca Continental SAB de CV	2,537,139

	Netherlands—6.1%
47,880	Akzo Nobel NV	3,019,703
153,586	Royal Dutch Shell PLC, Class A	5,451,097
335,000	Unilever NV, CVA	10,979,188

		19,449,988

	South Korea—2.3%
385,700	SK Telecom Company Ltd., ADR	7,212,590

	Switzerland—11.9%
84,100	Nestle SA, Registered	5,218,795
187,000	Novartis AG, Registered	11,437,648
70,400	Roche Holding AG	11,763,990
36,300	Zurich Financial Services AG †	9,165,534

		37,585,967

	United Kingdom—17.3%
1,601,300	BAE Systems PLC	8,188,000
215,300	British American Tobacco PLC	9,439,770
510,700	Diageo PLC, Sponsored ADR	10,437,343
1,362,700	G4S PLC	6,121,300
139,505	GlaxoSmithKline PLC	2,987,730
371,400	Pearson PLC	7,012,049
264,615	Provident Financial PLC	4,091,066
2,472,400	Vodafone Group PLC	6,561,261

		54,838,519

	United States—29.9%
144,900	Arthur J. Gallagher & Company	4,135,446
166,650	AT&T, Inc.	5,234,477
115,000	Automatic Data Processing, Inc.	6,058,200
60,460	Coca-Cola Company/The	4,068,353
91,010	ConocoPhillips	6,843,042
72,670	Emerson Electric Company	4,087,688
244,565	Exelon Corporation	10,477,165
278,615	Federated Investors, Inc., Class B	6,642,182
111,600	Genuine Parts Company	6,071,040
165,900	Johnson & Johnson	11,035,668
157,180	Kimberly-Clark Corporation	10,461,901
50,970	Lockheed Martin Corporation	4,127,041
32,294	McDonald’s Corporation	2,723,030
119,755	Philip Morris International, Inc.	7,996,041
154,050	Sysco Corporation	4,803,279

		94,764,553

	TOTAL COMMON STOCKS (COST $239,196,903)	276,264,512

	REGISTERED INVESTMENT COMPANY—5.7%
18,123,880	Dreyfus Government Prime Cash Management	18,123,880

	TOTAL REGISTERED INVESTMENT COMPANY (COST $18,123,880)	18,123,880

Face Value
	TREASURY BILLS—5.2%

	Germany—3.3%
€7,200,000	0.950% * due 8/10/11		10,427,865

	United States—1.9%
$6,000,000	0.065% * due 12/15/11		5,997,774

	TOTAL TREASURY BILLS (COST $16,432,204)		16,425,639

TOTAL INVESTMENTS (Cost $273,752,987**)		98.1%	310,814,031

OTHER ASSETS AND LIABILITIES (Net)		1.9	6,171,910

NET ASSETS		100.0%	$316,985,941

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $273,752,987.

†	Non-income producing security.
Abbreviations:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
      € — European Union Euro
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification
June 30, 2011 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.8%
Insurance	10.8
Energy	9.9
Diversified Financials	6.2
Telecommunication Services	6.0
Tobacco	5.5
Beverage	5.4
Capital Goods	5.2
Food	5.1
Food & Staples Retailing	3.6
Media	3.5
Utilities	3.3
Household & Personal Products	3.3
Commercial Services & Supplies	1.9
Retailing	1.9
Software & Services	1.9
Materials	1.0
Consumer Services	0.9

Total Common Stocks	87.2

Registered Investment Company	5.7
Treasury Bills	5.2
Other Assets and Liabilities (Net)	1.9

Net Assets	100.0%

Portfolio Composition
June 30, 2011 (Unaudited)
SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
1. Valuation and Investment Practices
     Portfolio Valuation Generally, the Funds’ investments are valued at market value or at fair value as determined by, or under the direction of, the Company’s Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.
     Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of June 30, 2011 is as follows:

	Global Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Canada	$60,786,447	$60,786,447	$—	$—
Czech Republic	1,618,328	1,618,328	—	—
Finland	138,860,108	138,860,108	—
France	345,931,433	345,931,433	—	—
Germany	688,180,849	688,180,849	—	—
Hong Kong	24,663,600	24,663,600	—	—
Ireland	96,674	—	—	96,674
Italy	81,198,213	81,198,213	—	—
Japan	292,971,077	287,171,473	5,799,604	—
Mexico	254,218,276	254,218,276	—	—
Netherlands	438,759,678	438,759,678	—	—
Norway	83,445,005	83,445,005	—	—
Singapore	80,050,665	80,050,665	—	—
South Korea	120,744,940	120,744,940	—	—
Spain	80,371,628	80,371,628	—	—
Sweden	336,378	336,378	—	—
Switzerland	897,542,950	896,773,354	769,596	—
Thailand	45,463,375	45,463,375	—	—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Global Value Fund (continued)
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs

Common Stocks (continued)
United Kingdom	$484,804,986	$484,804,986	$—	$—
United States	388,823,347	388,823,347	—	—
Preferred Stocks	11,590,115	11,590,115	—	—
Registered Investment Company	355,478,791	355,478,791	—	—
U.S. Treasury Bill	124,981,750	—	124,981,750	—

Total Investments in Securities	5,000,918,613	4,869,270,989	131,550,950	96,674
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	3,019,432	—	3,019,432	—
Liability
Unrealized depreciation of forward exchange contracts	(213,587,812)	—	(213,587,812)	—

Total	$4,790,350,233	$4,869,270,989	$(79,017,430)	$96,674

Global Value Fund II — Currency Unhedged
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs

Investments in Securities *	$210,230,424	$210,230,424	$—	$—

*	See Portfolio of Investments for security type and country breakout.

	Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks	$433,807,923	$433,807,923	$—	$—
Registered Investment Company	31,068,496	31,068,496	—	—
U.S. Treasury Bill	13,494,991	—	13,494,991	—

Total Investments in Securities	478,371,410	464,876,419	13,494,991	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	43,688	—	43,688	—
Liability
Unrealized depreciation of forward exchange contracts	(11,628,675)	—	(11,628,675)	—

Total	$466,786,423	$464,876,419	$1,910,004	$—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Worldwide High Dividend Yield Value Fund
			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks *	$276,264,512	$276,264,512	$—	$—
Registered Investment Company	18,123,880	18,123,880	—	—
Treasury Bills *	16,425,639	—	16,425,639	—

Total Investments in Securities	$310,814,031	$294,388,392	$16,425,639	$—

*	See Portfolio of Investments for country breakout.
     The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Equity Securities
	Total	Ireland
Balance as of March 31, 2011	$94,624	$94,624
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	2,050	2,050
Gross purchases	—	—
Gross sales	—	—
Transfer in and/or out of Level 3	—	—

Balance as of June 30, 2011	$96,674	$96,674

     At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and Level 2 assets. As of June 30, 2011, a security with an end of period value of $616,085 held by the Global Value Fund was transferred from Level 1 into Level 2 due to low trading volume. There were no transfers between levels for any of the other Funds.
     Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
     Forward Exchange Contracts The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.
     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
     For open contracts at June 30, 2011, see the Schedule of Investments, which is also indicative of activity for the three months ended June 30, 2011.
     Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
     The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the affiliated companies owned by the Global Value Fund, as well as transactions that occured in the securities of such affiliates during the period ended June 30, 2011:

Shares or Par							Shares or Par
Amount Held			Value at	Purchase	Sales	Value at	Amount Held
at 3/31/11		Name of Issuer	3/31/11	Cost	Proceeds	6/30/11	at 6/30/11

182,827		Siegfreid Holding AG	$19,434,799	$6,020,633	$—	$30,204,267	248,117

185,918		PubliGroupe SA, Registered	24,447,653	—	—	33,783,200	185,918

1,788,700	[1]	Carclo PLC	8,128,497	—	1,236,414	7,651,748	1,537,458

4,795,392		Sol SPA	37,904,740	—	—	40,533,448	4,795,392

1,111,317		Unidare	94,624	—	—	96,674	1,111,317

			$90,010,313	$6,020,633	$1,236,414	$112,269,337

[1]	Represents less than 5% of the outstanding voting shares as of March 31, 2011.
2. Unrealized Appreciation/(Depreciation)
     At June 30, 2011, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $2,036,356,371, $10,875,344, $166,321,119 and $40,214,218, respectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $86,544,966, $2,298,149, $5,613,788 and $3,153,174, respectively.
3. New Accounting Pronouncement
     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)
Date August 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)
Date August 26, 2011

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr. Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)
Date August 26, 2011

*	Print the name and title of each signing officer under his or her signature.